CURRENT AND DEFERRED INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of income tax expense differences
The reasons for the differences are as follows:

Years ended December 31	2017	2016
	$	$
Income before taxes	74,587	80,985
Statutory tax rate	26.00%	26.00%
Expected income tax	19,392	21,056

Decrease resulting from:
Permanent differences	(17,048)	(15,321)
Foreign exchange	4,806	(2,752)
Differences in foreign and future tax rates	48,167	2,249
Mining & overseas withholding tax	5,134	9,498
Expired losses	3,658	—
Change in estimates in respect of prior years	(484)	(5,970)
Tax benefits not recognized in prior year reversed in current year	—	(3,412)
Movement in deferred tax not recognized	(60,540)	7,601
Other	36	3,079
Total income tax expense	3,121	16,028

Current tax expense	3,094	17,886
Deferred tax expense	27	(1,858)
Total income tax expense	3,121	16,028

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities for the years ended December 31, 2017 and 2016 are presented below:

					Balance as at December 31, 2017
	Net balance at beginning of year	Recognized in statement of income	Recognized in OCI	Acquisition of Seabee Gold Operation	Net	Deferred tax assets	Deferred tax liabilities
	$	$	$	$	$	$	$
Marketable securities	(16,949)	—	3,744	—	(13,205)	—	(13,205)
Inventory	(1,984)	(5,260)	—	—	(7,244)	—	(7,244)
Property, plant and equipment	(96,614)	15,320	—	—	(81,294)	1,016	(82,310)
Close down and restoration provision	3,917	(2,130)	—	—	1,787	1,787	—
Convertible notes	(5,497)	1,441	—	—	(4,056)		(4,056)
Carry forward tax loss and tax credits	20,682	3,404	(2,256)	—	21,830	21,830	—
Mining and foreign withholding tax	(37,151)	(2,076)	—	—	(39,227)	—	(39,227)
Other	17,805	(10,726)	(246)	—	6,833	13,981	(7,148)
Net deferred tax (liabilities) assets before set-off	(115,791)	(27)	1,242	—	(114,576)	38,614	(153,190)
Offset tax	—	—	—		—	(38,614)	38,614
Net deferred tax (liabilities) assets	(115,791)	(27)	1,242	—	(114,576)	—	(114,576)

					Balance as at December 31, 2016
	Net balance at beginning of year	Recognized in statement of income	Recognized in OCI	Acquisition of Seabee Gold Operation (note 3)	Net	Deferred tax assets	Deferred tax liabilities
	$	$	$	$	$	$	$
Marketable securities	(7,398)	—	(9,551)	—	(16,949)	—	(16,949)
Inventory	(4,882)	5,031	—	(2,133)	(1,984)	—	(1,984)
Property, plant and equipment	(25,499)	1,496	—	(72,611)	(96,614)	109	(96,723)
Close down and restoration provision	2,750	(308)	—	1,475	3,917	3,917	—
Convertible notes	(6,938)	1,441	—	—	(5,497)	—	(5,497)
Carry forward tax loss and tax credits	16,408	(8,247)	1,948	10,573	20,682	20,682	—
Mining and foreign withholding tax	(10,694)	(1,256)	—	(25,201)	(37,151)	—	(37,151)
Other	7,227	3,700	(208)	7,086	17,805	18,024	(219)
Net deferred tax (liabilities) assets before set-off	(29,026)	1,857	(7,811)	(80,811)	(115,791)	42,732	(158,523)
Offset tax	—	—	—	—	—	(41,636)	41,636
Net deferred tax (liabilities) assets	(29,026)	1,857	(7,811)	(80,811)	(115,791)	1,096	(116,887)

Disclosure of unrecognized deductible temporary differences for which no deferred tax asset is recognized
Our unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

Years ended December 31	2017	2016
	$	$
Inventory	11,237	4,063
Property, plant and equipment	79,336	116,852
Close down and restoration provision	38,027	37,717
Carry forward tax loss and tax credits	396,830	420,007
Other items	75,327	63,778
Unrecognized deductible temporary differences	600,757	642,417

Disclosure of estimated tax operating losses available to reduce future taxable income
At December 31, 2017, we had the following estimated tax operating losses available to reduce future taxable income, including both losses for which deferred tax assets are utilized to offset applicable deferred tax liabilities and losses for which deferred tax assets are not recognized as listed in the table above. Losses expire at various dates and amounts between 2018 and 2037.

As at December 31, 2017	$
Argentina	399,680
Mexico	53,064
Peru	71
Canada	6,877
U.S.A.	7,181
Tax operating losses	466,873